Note 4 - Fixed Assets (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011
Depreciation, Depletion and Amortization	$ 130	$ 118	$ 647	$ 310